PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment

	December 31,
	2013	2012

Cost:

Lab equipment	$9,967	$8,134
Computers and peripheral equipment	17,405	16,910
Office furniture and equipment	675	606
Leasehold improvements	674	703

	28,721	26,353
Accumulated depreciation:

Lab equipment	6,676	5,093
Computers and peripheral equipment	15,293	13,770
Office furniture and equipment	398	358
Leasehold improvements	480	523

	22,847	19,744

Depreciated cost	$5,874	$6,609